SUBSEQUENT EVENTS (Details) (USD $)	Sep. 30, 2014	Nov. 24, 2014 Subsequent event	Oct. 28, 2014 Subsequent event
Subsequent Events
Special dividend declared (in dollars per share)			$ 1.00
Dividend declared (in dollars per share)	$ 0.20	$ 1.20	$ 0.20